Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 005
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

DOMINION ENERGY VIRGINIA 401(K) PLAN FOR UNION-REPRESENTED EMPLOYEES

Employer ID No. 54-1229715

Plan Number: 005

FORM 5500, SCHEDULE H, PART IV, LINE 4i—

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

		(c)
(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost***	(e) Current Value
*	Dominion Energy, Inc.	Dominion Energy Common Stock		$111,817,928

		Common/Collective Trust Funds:
*	Bank of New York Mellon	BNY EB Temporary Investment Fund**		418,934
	Capital Group	EuroPacific Growth Trust		7,584,415
	Fidelity Investments	FIAM Small Cap Core Commingled Pool		727,328
	The Vanguard Group, Inc.	Target Retirement Income & Growth Trust Plus		4,262,788
	The Vanguard Group, Inc.	Target Retirement 2025 Trust Plus		9,514,028
	The Vanguard Group, Inc.	Target Retirement 2030 Trust Plus		12,537,982
	The Vanguard Group, Inc.	Target Retirement 2035 Trust Plus		13,083,624
	The Vanguard Group, Inc.	Target Retirement 2040 Trust Plus		15,043,992
	The Vanguard Group, Inc.	Target Retirement 2045 Trust Plus		18,137,561
	The Vanguard Group, Inc.	Target Retirement 2050 Trust Plus		23,997,121
	The Vanguard Group, Inc.	Target Retirement 2055 Trust Plus		17,254,667
	The Vanguard Group, Inc.	Target Retirement 2060 Trust Plus		8,901,379
	The Vanguard Group, Inc.	Target Retirement 2065 Trust Plus		6,262,937
	The Vanguard Group, Inc.	Target Retirement 2070 Trust Plus		905,143
		Total Common/Collective Trust Funds		138,631,899

		Total investment excluding interest in Master Trust		250,449,827

*	Various participants	Loan to Participants (maturing 2026 - 2030 at interest rates of 4.25% - 9.50%)		10,722,711

		Total assets (held at end of year)		$261,172,538

* A party-in-interest as defined by ERISA.

** The BNY EB Temporary Investment Fund is comprised of money market instruments with short-term maturities used for temporary investment and is not an investment option for participants.

*** Cost information is not required for participant-directed investments.